Share-Based Compensation Textual (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Share-based Compensation [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	14,164,002
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options	$ 7,067
Weighted Average Amortization Period	1 year 7 months 7 days
Share Based Compensation Options Vesting Period, Minimun	1 year
Share Based Compensation Options Vesting Period, Maximum	5 years
Share-based Compensation, Contractual Option Vesting Terms Range, Lower Limit	5 years
Share-based Compensation, Contractual Option Vesting Terms Range, Upper Limit Range	10 years
Share-based Compensation, Options, Estimated Forfeiture Rates Range, Lower Limit	0.00%
Share-based Compensation, Options, Estimated Forfeiture Rates Range, Upper Limit	20.00%
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 4,029
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years 2 months 14 days